INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2014	2013	2012
The Netherlands	$3,574	$(4,662)	$(6,899)
Subsidiaries outside of the Netherlands	(1,944)	(1,618)	(704)
Income (Loss) before income tax benefit (expense)	$1,630	$(6,280)	$(7,603)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2014	2013	2012
Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$0, $1,125 and $0 in income tax benefit (expense)
related to prior period income tax positions
in 2014, 2013 and 2012, respectively	(107)	1,057	(235)
	(107)	1,057	(235)
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	17	(31)	12
Total income tax benefit (expense)	$(90)	$1,026	$(223)

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets:
Operating loss carryforwards	$18,980	$19,784
Capital loss carryforwards	143	161
Allowance for doubtful accounts	36	21
Tax credit carryforwards	571	554
Accrued expenses	509	572
Total deferred tax assets	20,239	21,092
Deferred tax liabilities:
Depreciation of property and equipment	(87)	(134)
	20,152	20,958
Valuation allowance	(20,021)	(20,844)
Deferred tax assets, net	$131	$114

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2014, the Company has net operating loss carry forwards of $22,493 in the Netherlands, which will expire in 2016 through 2022. As of December 31, 2014, the Company has net operating loss carry forwards of $30,952 in the United States, which will expire in 2025 through 2034 and $4,216 in Israel which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2014, the Company has capital loss carry forwards of $574 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2014, the Company has $571 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2028.

During the year ended December 31, 2014 and 2013 the valuation allowance increased (decreased) by $(823) and $63, respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2014	2013	2012
Effective loss (income) tax benefit from continuing
operations at statutory rate	$(408)	$1,578	$1,944
Rate differential	104	(6)	199
Non-deductible income (expense)	(46)	(67)	(269)
Adjustments to prior year tax losses	(105)	45	-
Changes in valuation allowance	823	(63)	(1,811)
Other	(458)	(461)	(286)
Income tax benefit (expense) from continuing
operations	$(90)	$1,026	$(223)

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325.

In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. In July 2013, the IRS accepted the Company's offer to settle all outstanding amounts for $200, which has been paid in full as of December 31 2013.

As of December 31, 2014 and 2013 there are no unrecognized tax benefits. As of December 31, 2014 and 2013, $53 and $61 of income taxes payable, respectively, related to current operations are included in income tax payable.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2012 to 2014 are subject to examination in the Netherlands. Income tax returns for the tax years 2010 to 2014 are subject to examination in foreign jurisdictions.